Tax matters - Changes in tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	€ 19,246	€ 22,758	€ 23,258
(Charge)/Credit to income	(209)	(1,016)	215
Foreign currency balance translation differences and other items	193	(2,465)	(610)
(Charge)/Credit to asset and liability valuation adjustments	209	38	(92)
Acquisitions for the year (net)	1	(69)	(13)
Deferred tax assets - Balances at the end of the period	19,440	19,246	22,758
Deferred tax liabilities - Balances at the beginning of the period	(5,933)	(6,522)
Foreign currency balance translation differences and other items	(170)	851	92
(Charge)/Credit to asset and liability valuation adjustments	528	156	(366)
Acquisitions for the year (net)	(1)	(16)	0
Deferred tax liabilities - Balances at the end of the period	(6,462)	(5,933)	(6,522)
Balances at the beginning of the period	13,313	16,236	17,690
(Charge)/Credit to income	(1,095)	(1,418)	(465)
Foreign currency balance translation differences and other items	23	(1,614)	(518)
(Charge)/Credit to asset and liability valuation adjustments	737	194	(458)
Acquisitions for the year (net)	0	(85)	(13)
Balances at the end of the period	12,978	13,313	16,236
Deferred tax assets not recognized	9,800
Tax benefits not recognized	375
Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	10,721	11,233
Deferred tax assets - Balances at the end of the period	10,473	10,721	11,233
Tax losses and tax credits
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	1,093	3,427	4,276
(Charge)/Credit to income	129	(2,065)	(301)
Foreign currency balance translation differences and other items	28	(266)	(548)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisitions for the year (net)	0	(3)	0
Deferred tax assets - Balances at the end of the period	1,250	1,093	3,427
Temporary differences
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	18,153	19,331	18,982
(Charge)/Credit to income	(338)	1,049	516
Foreign currency balance translation differences and other items	165	(2,199)	(62)
(Charge)/Credit to asset and liability valuation adjustments	209	38	(92)
Acquisitions for the year (net)	1	(66)	(13)
Deferred tax assets - Balances at the end of the period	18,190	18,153	19,331
Deferred tax liabilities - Balances at the beginning of the period	(5,933)	(6,522)	(5,568)
(Charge)/Credit to income	(886)	(402)	(680)
Foreign currency balance translation differences and other items	(170)	851	92
(Charge)/Credit to asset and liability valuation adjustments	528	156	(366)
Acquisitions for the year (net)	(1)	(16)	0
Deferred tax liabilities - Balances at the end of the period	(6,462)	(5,933)	(6,522)
Temporary differences | Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period	10,721	11,233	10,866
(Charge)/Credit to income	(273)	613	427
Foreign currency balance translation differences and other items	25	(1,125)	(60)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisitions for the year (net)	0	0	0
Deferred tax assets - Balances at the end of the period	€ 10,473	€ 10,721	€ 11,233